The Millicom Group (Tables)	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
Disclosure of main subsidiaries
Our main subsidiaries are as follows:

Entity	Country	Activity	December 31, 2018 % holding	December 31, 2017 % holding	December 31, 2016 % holding
Latin America
Telemovil El Salvador S.A. de C.V.	El Salvador	Mobile, MFS, Cable, DTH, PayTV	100	100	100
Navega.com SA, Sucursal El Salvador	El Salvador	Cable, DTH	100	100	100
Cable Costa Rica S.A.	Costa Rica	Cable, DTH	100	100	100
Telefonica Celular de Bolivia S.A.	Bolivia	Mobile, DTH, MFS, Cable, PayTV	100	100	100
Telefonica Celular del Paraguay S.A.	Paraguay	Mobile, MFS, Cable, PayTV	100	100	100
Cable Onda S.A (i).	Panama	Cable, PayTV, Internet, DTH, Fixed-line	80	—	—
Colombia Móvil S.A. E.S.P.(ii)	Colombia	Mobile	50-1 share	50-1 share	50-1 share
UNE EPM Telecomunicaciones S.A.(ii)	Colombia	Fixed-line, Internet, PayTV, Mobile	50-1 share	50-1 share	50-1 share
Edatel S.A. E.S.P.(ii)	Colombia	Fixed-line, Internet, PayTV, Cable	50-1 share	50-1 share	50-1 share
Africa
Millicom Ghana Company Limited(iii)	Ghana	Mobile, MFS	—	—	100
Sentel GSM S.A.(iv)	Senegal	Mobile, MFS	—	100	100
MIC Tanzania Public Limited Company	Tanzania	Mobile, MFS	100	100	100
Millicom Tchad S.A.	Chad	Mobile, MFS	100	100	100
Millicom Rwanda Limited(iv)	Rwanda	Mobile, MFS	—	100	100
Zanzibar Telecom Limited	Tanzania	Mobile, MFS	85	85	85
Unallocated
Millicom International Operations S.A.	Luxembourg	Holding Company	100	100	100
Millicom International Operations B.V.	Netherlands	Holding Company	100	100	100
Millicom LIH S.A.	Luxembourg	Holding Company	100	100	100
MIC Latin America B.V.	Netherlands	Holding Company	100	100	100
Millicom Africa B.V.	Netherlands	Holding Company	100	100	100
Millicom Holding B.V.	Netherlands	Holding Company	100	100	100
Millicom Spain S.L.	Spain	Holding Company	100	100	100

(i)	Acquisition completed on December 13, 2018. Cable Onda S.A. is fully consolidated as Millicom has the majority of voting shares to direct the relevant activities. See note A.1.2..

(ii)	Fully consolidated as Millicom has the majority of voting shares to direct the relevant activities.

(iii)
Merged with Airtel Ghana in October 2017 and classified as discontinued operations for the year then ended (see note E.3.2.). Merged entity is accounted for as a joint venture as from merger date (see note A.2.2.).

(iv)	See note A.1.3.
The summarized financial information for material non-controlling interests in our operations in Colombia is provided below. This information is based on amounts before inter-company eliminations. Detailed information on Cable Onda has been voluntarily omitted here as all details are already disclosed in note A.1.2.

Colombia

	2018	2017	2016
	(US$ millions)
Revenue	1,661	1,739	1,717
Total operating expenses	(667)	(647)	(660)
Operating profit	147	106	40
Net (loss) for the year	(10)	(25)	(110)
50% non-controlling interest in net (loss)	(5)	(13)	(55)
Total assets (excluding goodwill)	1,966	2,193	2,221
Total liabilities	1,620	1,771	1,776
Net assets	346	422	445
50% non-controlling interest in net assets	173	211	223
Consolidation adjustments	(12)	(14)	(16)
Total non-controlling interest	161	197	207
Dividends and advances paid to non-controlling interest	(2)	—	(67)
Net cash from operating activities	348	331	366
Net cash from (used in) investing activities	(270)	(209)	(340)
Net cash from (used in) financing activities	(75)	(46)	(24)
Exchange impact on cash and cash equivalents, net	(18)	3	1
Net increase in cash and cash equivalents	(15)	80	3

Disclosure of business combination
The purchase accounting is still provisional at December 31, 2018, particularly in respect of the evaluation of certain tangible assets.

Provisional Fair values (100%)
(US$ millions)
Intangible assets (excluding goodwill), net (i)	673
Property, plant and equipment, net	348
Current assets (excluding cash) (ii) (iii)	54
Cash and cash equivalents	12
Total assets acquired	1,088
Non-current liabilities (iv)	422
Current liabilities (v)	141
Total liabilities assumed	563
Fair value of assets acquired and liabilities assumed, net	525
Transaction costs assumed by Cable Onda (vi)	30
Fair value of non-controlling interest in Cable Onda (20%)	111
Millicom’s interest in the fair value of Cable Onda (80%)	444
Acquisition price	956
Provisional Goodwill	512

(i)
Intangible assets not previously recognized (or partially recognized as a result of previous acquisitions) are trademarks for an amount of $280 million, with estimated useful lives of 3 years, a customer list for an amount of $370 million, with estimated useful life of 20 years and favorable content contracts for $19 million, with a useful life of 10 years.

(ii)	Current assets include indemnification assets for tax contingencies at fair value for an amount of $4 million - see below.

(iii)	The fair value of trade receivables acquired was $34 million.

(iv)	Non-current liabilities include the deferred tax liability of $158 million resulting from the above adjustments.

(v)	Current liabilities include the fair value of certain tax contingent liabilities of $5 million. These are partly covered by the indemnification assets described in (ii) above.

(vi)
Transaction costs of $30 million have been assumed and paid by Cable Onda before the acquisition or by Millicom on the closing date. Because of their relationship with the acquisition, these costs have been accounted for as post-acquisition costs in the Millicom Group statement of income. These, together with acquisition-related costs of $11 million, have been recorded under operating expenses in the statement of income of the year.

Disclosure of interests in joint ventures
Our main joint ventures are as follows:

Entity	Country	Activity	December 31, 2018 % holding	December 31, 2017 % holding
Comunicaciones Celulares S.A(i).	Guatemala	Mobile, MFS	55	55
Navega.com S.A.(i)	Guatemala	Cable, DTH	55	55
Telefonica Celular S.A(i).	Honduras	Mobile, MFS	66.7	66.7
Navega S.A. de CV(i)	Honduras	Cable	66.7	66.7
Bharti Airtel Ghana Holdings B.V.	Netherlands	Mobile, MFS	50	50

(i)
Millicom owns more than 50% of the shares in these entities and has the right to nominate a majority of the directors of each of these entities. However, key decisions over the relevant activities must be taken by a supermajority vote. This effectively gives either shareholder the ability to veto any decision and therefore neither shareholder has sole control over the entity. Therefore, the operations of these joint ventures are accounted for under the equity method.

The carrying values of Millicom’s investments in joint ventures were as follows:
Carrying value of investments in joint ventures at December 31

	%	2018	2017
		(US$ millions)
Honduras operations(i)	66.7	730	726
Guatemala operations(i)	55	2,104	2,145
AirtelTigo Ghana operations	50	32	96
Total		2,867	2,966

(i)	Includes all the companies under the Honduras and Guatemala groups.
The table below summarizes the movements for the year in respect of the Group’s joint ventures carrying values:

	Guatemala(i)	Honduras (i)	Ghana(ii)
	(US$ millions)
Opening balance at January 1, 2017	2,179	766	—
Change in scope	—	—	102
Results for the year 2017	126	15	(6)
Dividends declared during the year	(168)	(46)	—
Currency exchange differences	7	(9)	—
Closing balance at December 31, 2017	2,145	726	96
Adjustment on adoption of IFRS 15 and IFRS 9 (net of tax)	18	5	—
Capital increase	—	3	—
Results for the year 2018	131	23	(68)
Dividends declared during the year	(177)	—	—
Currency exchange differences	(14)	(26)	3
Closing balance at December 31, 2018	2,104	730	32

(i)	Share of profit (loss) is recognized under ‘Share of profit in the joint ventures in Guatemala and Honduras’ in the statement of income.

(ii)	Share of profit (loss) is recognized under ‘Income (loss) from other joint ventures and associates, net’ in the statement of income.

Disclosure of summarised financial information of joint venture
Summarized financial information for the years ended December 31, 2018, 2017 and 2016 of the Guatemala and Honduras operations is as follows. This information is based on amounts before inter-company eliminations.

Guatemala

	2018	2017	2016
	(US$ millions)
Revenue	1,373	1,328	1,284
Depreciation and amortization	(283)	(295)	(281)
Operating profit(i)	387	352	330
Financial income (expenses), net	(56)	(60)	(73)
Profit before taxes	309	305	261
Charge for taxes, net	(69)	(74)	(67)
Profit for the year	240	230	194
Net profit for the year attributable to Millicom	131	126	106
Dividends and advances paid to Millicom	211	162	77
Total non-current assets (excluding goodwill)	2,280	2,406	2,297
Total non-current liabilities	981	1,052	1,039
Total current assets	718	756	909
Total current liabilities	221	220	211
Cash and cash equivalents	217	303	289
Debt and financing – non-current	927	995	987
Net cash from operating activities	545	498	438
Net cash from (used in) investing activities	(173)	(171)	(174)
Net cash from (used in) financing activities	(455)	(315)	(127)
Exchange impact on cash and cash equivalents, net	(3)	2	(3)
Net (decrease) increase in cash and cash equivalents	(86)	14	134

(i)    In 2016, operating profit included a provision for impairment of $24 million related to amounts receivable from video surveillance contracts with the Civil National Police. In 2017, it also includes an additional impairment of $10 million (2016: $18 million) on the fixed assets related to the same contracts.
Honduras

	2018	2017	2016
	(US$ millions)
Revenue	586	585	609
Depreciation and amortization	(133)	(156)	(160)
Operating profit	91	70	54
Financial income (expenses), net	(29)	(27)	(27)
Profit before taxes	52	41	13
Charge for taxes, net	(19)	(18)	—
Profit for the year	34	24	13
Net profit for the year attributable to Millicom	23	15	9
Dividends and advances paid to Millicom	32	40	66
Total non-current assets (excluding goodwill)	506	576	645
Total non-current liabilities	386	407	454
Total current assets	304	208	259
Total current liabilities	226	282	237
Cash and cash equivalents	25	16	13
Debt and financing – non-current	298	308	339
Debt and financing – current	85	80	63
Net cash from operating activities	147	152	85
Net cash from (used in) investing activities	(87)	(74)	(17)
Net cash from (used in) financing activities	(50)	(74)	(69)
Net (decrease) increase in cash and cash equivalents	9	3	(1)
AirtelTigo Ghana

	2018	2017 (i)
	(US$ millions)	(US$ millions)
Revenue	187	58
Depreciation and amortization	(110)	(11)
Operating loss	(100)	(1)
Financial income (expenses), net	(42)	(10)
Loss before taxes	(135)	(12)
Charge for taxes, net	—	—
Loss for the period	(135)	(12)
Net loss for the period attributable to Millicom	(68)	(6)
Dividends and advances paid to Millicom	—	—
Total non-current assets (excluding goodwill)	277	184
Total non-current liabilities	277	214
Total current assets	71	60
Total current liabilities	134	106
Cash and cash equivalents	19	15
Debt and financing – non-current	276	145
Debt and financing – current	17	—
Net cash from operating activities	(19)	13
Net cash from (used in) investing activities	(8)	—
Net cash from (used in) financing activities	42	(3)
Net increase in cash and cash equivalents	15	10

(i)	From the date of merger (October 12, 2017) to December 31, 2017, for statement of income and cash flow metrics.

Disclosure of interests in associates
The Group’s main associates are as follows:

			December 31, 2018	December 31, 2017
Entity	Country	Activity(ies)	% holding	% holding
Africa
Helios Towers Africa Ltd (HTA)	Mauritius	Holding of Tower infrastructure company	22.83	22.83
Africa Internet Holding GmbH (AIH)	Germany	Online marketplace, retail and services	10.15	10.15
West Indian Ocean Cable Company Limited (WIOCC)	Republic of Mauritius	Telecommunication carriers’ carrier	9.1	9.1
Latin America
MKC Brilliant Holding GmbH (LIH)	Germany	Online marketplace, retail and services	35.0	35.0
Unallocated
Milvik AB	Sweden	Other	12.3	12.3

At December 31, 2018 and 2017, the carrying value of Millicom’s main associates was as follows:
Carrying value of investments in associates at December 31

	2018	2017
	(US$ millions)
MKC Brilliant Holding GmbH (LIH)	—	—
African Internet Holding GmbH (AIH)	38	61
Helios Tower Africa Ltd (HTA)	105	149
Milvik AB	13	16
West Indian Ocean Cable Company Limited (WIOCC)	14	14
Total	169	241

Disclosure of summarised financial information of associates
The summarized financial information for the Group’s main material associates (i.e. HTA and AIH) is provided below.
Summary of statement of financial position of associates at December 31,

	2018	2017
	(US$ millions)
Total current assets	473	409
Total non-current assets	717	766
Total assets	1,190	1,176
Total current liabilities	343	268
Total non-current liabilities	627	602
Total liabilities	969	870
Total net assets	221	306
Millicom’s carrying value of its investment in HTA and AIH	142	211
Millicom’s carrying value of its investment in other associates	27	30
Millicom’s carrying value of its investment in associates	169	241

Profit (loss) from other joint ventures and associates

	2018	2017	2016
	(US$ millions)
Revenue	511	449	378
Operating expenses	(459)	(321)	(302)
Operating profit (loss)	(214)	(148)	(167)
Net loss for the year	(327)	(220)	(228)
Millicom’s share of results from HTA and AIH	(66)	(34)	(39)
Millicom’s share of results from other associates	(2)	(45)	(10)
Millicom’s share of results from other joint ventures (Ghana)	(68)	(6)	—
Millicom’s share of results from other joint ventures and associates	(136)	(85)	(49)